    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 2008

                                                             FILE NO. 333-148554

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 3                                /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 325                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 30, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  PART A AND B

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Parts A and B of this Post-Effective Amendment No. 3, by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-148554), as filed on April 7, 2008 and declared effective on May 1, 2008.

Supplements to the Prospectus and Statement of Additional Information, dated October 30, 2008 are included in Parts A and B of this Post-Effective Amendment.

                                     PART A

              SUPPLEMENT DATED OCTOBER 30, 2008 TO YOUR PROSPECTUS

The following is added to the language under the heading "Financial Information" following the Example table in section 2:

We incorporate by reference the unaudited Hartford Life Insurance Company Quarterly report on Form 10-Q for the period ended September 30, 2008 in the SAI for Hartford Life Insurance Company.

You can find copies of the unaudited quarterly statutory filing for Hartford Life and Annuity Insurance Company for the period ended September 30, 2008 in the SAI for Hartford Life and Annuity Insurance Company.

To receive a copy of either SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

EFFECTIVE NOVEMBER 10, 2008, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

The table reflecting the minimum and maximum Total Annual Fund Operating Expense numbers in Section 2 is deleted and replaced with:

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.47%              2.37%
(these are expenses that are deducted from Fund assets
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses) (5)

The following underlying fund is added in alphabetical order to the Annual Fund Operating Expense chart in Section 2:

                                    DISTRIBUTION              ACQUIRED
                                       AND/OR                FUND FEES
UNDERLYING             MANAGEMENT     SERVICE       OTHER       AND
FUND:                     FEE       (12B-1) FEE   EXPENSES    EXPENSES
-----------------------------------------------------------------------
AIM V.I. PowerShares         0.67%         0.25%      0.89%       0.56%
 ETF Allocation Fund
 - Series II

                                                      MASTER
                        TOTAL     CONTRACTUAL FEE   FUND TOTAL    NET TOTAL
                        ANNUAL     WAIVER AND/OR      ANNUAL        ANNUAL
UNDERLYING            OPERATING       EXPENSE        OPERATING    OPERATING
FUND:                  EXPENSES    REIMBURSEMENT     EXPENSES      EXPENSES
--------------------  -------------------------------------------------------
AIM V.I. PowerShares       2.37%             1.38%          N/A      0.99%(1)
 ETF Allocation Fund
 - Series II

(1) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.43% of average daily nets assets through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above:

     (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

The Examples in Section 2 are deleted and replaced with:

(1)  If you do not Surrender, your Contract Value will be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                            $1,061    $2,080    $3,093    $5,599

(2) If you do Surrender at the end of the applicable time period, your Surrender Value is:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                            $1,061    $2,080    $3,093    $5,599

(3) If you annuitize at the end of the applicable time period, the amount applied will be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                              $881    $1,900    $2,913    $5,419

The following underlying funds are added in alphabetical order to Appendix C.II:

FUNDING OPTION:                         INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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AIM V.I. PowerShares ETF Allocation  Total return consistent with a       Invesco Aim Advisors, Inc.
Fund -- Series II                    moderate level of risk relative to   Sub-adviser: Advisory entities affiliated with
                                     the broad stock market               Invesco Aim Advisors, Inc.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7870

                                     PART B

 SUPPLEMENT DATED OCTOBER 30, 2008 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The following language is added as a second paragraph under the section entitled "Experts:"

With respect to the unaudited interim financial information for the periods ended September 30, 2008 and 2007 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Report on Form 10-Q for the quarter ended September 30, 2008 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the registration statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-7865

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(3)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(1)
       (3)    (c) Form of Dealer Agreement.(1)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(2)
       (5)    Form of Application.(2)
       (6)    (a) Articles of Incorporation of Hartford.(1)
       (6)    (b) Bylaws of Hartford.(1)
       (7)    Form of Reinsurance Agreement.(1)
       (8)    Form of Participation Agreement.(1)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Letter regarding unaudited interim financial information.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to the Initial Registration Statement File No. 333-148554 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-148564 filed on July 21, 2008.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, File No. 333-148554, filed on July 21, 2008.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
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Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Gregory J. Brennan                  Senior Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Vice President and Actuary
Paula A. Knake                      Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-119414 filed February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2008, there were 99,867 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Senior Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
James Davey                       Senior Vice President/Business Line Principal
Peter Delehanty                   Senior Vice President/IIP Marketing
John N. Gamalis                   Treasurer
Stephen T. Joyce                  Senior Vice President/Business Line Principal
Kenneth A. McCullum               Senior Vice President
Vernon Meyer                      Senior Vice President
Brian Murphy                      Director
Mark A. Sides                     Chief Legal Officer and Secretary
Martin A. Swanson                 Vice President/Marketing
John C. Walters                   Chief Executive Officer, President and Director
William Wilcox                    Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of October, 2008.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
  Senior Vice President                                            *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Richard J. Wirth
  President, Chairman of the Board, Director*                             Attorney-in-Fact
Gregory McGreevey, Executive Vice                                  Date:  October 30, 2008
  President & Chief Investment Officer, Director*

333-148554

                                 EXHIBIT INDEX

     (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel
    (10)  Consent of Deloitte & Touche LLP.
    (11)  Letter regarding unaudited interim financial information
    (99)  Power of Attorney